ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES

13.ORDINARY SHARES

In March 2021, the Company repurchased 1,181,339 Class B ordinary shares from TECHWOLF LIMITED, controlled by Mr. Peng Zhao, Founder, Chairman and CEO of the Group. Immediately after the repurchase, those Class B ordinary shares were cancelled. The difference between the purchase price and the fair value of Class B ordinary shares was recorded as additional paid-in capital in the consolidated financial statements.

In June 2021, the Company issued and granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED (Note 16).

In June 2021, the Company completed its US IPO and 110,400,000 Class A ordinary shares were issued with total net proceeds of RMB6,406.9 million. Upon the completion of the US IPO, all of the preferred shares were automatically converted to 551,352,134 Class A ordinary shares (Note 15).

In December 2022, the Company successfully listed, by way of introduction, its Class A ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (the “HK Listing”).

In March 2022, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its American depositary shares (“ADSs”) over the following 12 months. In March 2023, the Company's board of directors authorized a new share repurchase program under which the Company may repurchase up to US$150 million of its shares (including in the form of ADSs) over the next 12 months. For the year ended December 31, 2022, the Company repurchased 8,822,549 ADSs (representing 17,645,098 Class A ordinary shares) for approximately US$131.2 million (RMB918.9 million) on the open market. For the year ended December 31, 2023, the Company repurchased 1,765,456 ADSs (representing 3,530,912 Class A ordinary shares) for approximately US$26.0 million (RMB184.7 million) on the open market. The repurchased ordinary shares were accounted for using the cost method and recorded as treasury shares as a component of the shareholders’ equity.

As of December 31, 2023, 750,523,103 Class A ordinary shares were issued, out of which 740,172,377 outstanding, and 139,630,401 Class B ordinary shares were issued and outstanding. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes on resolutions except for that with respect to certain reserved matters.